Commitments and Contingencies - Other (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Standby letters of credit USD ($)	Dec. 31, 2012 Performance guarantee USD ($)	Dec. 31, 2012 Performance guarantee SGD
Rent expense under operating leases	$ 7,375	$ 4,234	$ 1,897
Total outstanding balance of standby letters of credit				176,705
Prepayments and other current assets	$ 32,132	$ 31,573			$ 676	552